Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

May 5, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:

Eaton Vance Mutual Funds Trust (File Nos. 811-04015 and 02-90946) (the “Registrant”)

on behalf of its series Eaton Vance Tax-Managed Small-Cap Value Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant on behalf of the Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Friday, July 24, 2015.  The shareholders are being asked to consider the following proposals:

1.

To approve a change in the Fund’s investment objective;

2.

To reclassify the Fund’s investment objective from fundamental to non-fundamental; and

3.

To consider and act upon any other matters that may properly come before the meeting and any adjourned or postponed session thereof.

We would appreciate receiving the Staff's comments, if any, as soon as possible so that the definitive proxy materials can be printed.

If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8879.

Very truly yours,

/s/ Katy D. Burke

Katy D. Burke, Esq.

Vice President